Share-Based Payments - Narrative (Details) kr / shares in Units, $ in Millions		6 Months Ended
	Mar. 19, 2026 DKK (kr) kr / shares shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025	Mar. 12, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses | $		$ 86	$ 58
Number of shares acquired (in shares)		342,130	2,200,000
Percentage of share capital repurchased				0.50%		3.30%
Acquisition of treasury shares | $		$ 96	$ 430
Number of shares authorized for repurchase (in shares)		5,319,724	3,763,698
Treasury shares outstanding (in shares)		915,601	2,651,727
Share capital	kr 1,900,000		$ 0
Number of treasury shares cancelled	1,900,000
Par value per share | kr / shares	kr 1
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share repurchase, percentage of share capital authorized					10.00%
Share repurchase, percentage of purchase price deviation					10.00%